UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 12490 Greylin Way

         Orange, VA  22960

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     5406610191

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Orange, VA     April 18, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $304,820 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories         COM                 002824100     8418   137355 SH       SOLE                   137355
AeroVironment               COM                                473    17635 SH       SOLE                    17635
American Express            COM                 025816109      242     4175 SH       SOLE                     4175
Amgen Inc                   COM                               1034    15208 SH       SOLE                    15208
Astrazeneca PLC             COM                               1400    31475 SH       SOLE                    31475
AT&T                        COM                 001957109      543    17398 SH       SOLE                    17398
Automatic Data Processing   COM                 053015103      679    12295 SH       SOLE                    12295
Babcock & Wilcox            COM                                292    11350 SH       SOLE                    11350
Berkshire Hathaway Cl A      	                               244      200 SH       SOLE                      200
Berkshire Hathaway Class B  COM                 084670207    70907   873771 SH       SOLE                   873771
BP plc ADR                  COM                 055622104      469    10425 SH       SOLE                    10425
Bristol-Myers Squibb        COM                 110122108     1325    39250 SH       SOLE                    39250
Campbell Soup               COM                 134429109      399    11775 SH       SOLE                    11775
Central Fund of Canada Cl A COM                 153501101     7801   355400 SH       SOLE                   355400
Chevron                     COM                 166764100      279     2600 SH       SOLE                     2600
cisco Systems               COM                 17275R102     5329   251965 SH       SOLE                   251965
Clorox                      COM                 189054109      216     3140 SH       SOLE                     3140
Coca Cola                   COM                 191216100    14629   197660 SH       SOLE                   197660
ConocoPhillips              COM                 20825C104    12613   165935 SH       SOLE                   165935
Corning Inc                 COM                                668    47475 SH       SOLE                    47475
CSX Corporation             COM                               2303   107025 SH       SOLE                   107025
Diageo PLC ADR              COM                                403     4175 SH       SOLE                     4175
Dominion Res Black Warriior COM                 25746Q108      627    65025 SH       SOLE                    65025
Duke Energy                 COM                 264399106      292    13900 SH       SOLE                    13900
Enterprise Prods Ptn        COM                                308     6100 SH       SOLE                     6100
Exelon Corporation          COM                                920    23475 SH       SOLE                    23475
Exxon Mobil                 COM                 30231G102    32452   374172 SH       SOLE                   374172
First Industrial Realty     COM                                274    22150 SH       SOLE                    22150
General Electric            COM                 369604103      607    30248 SH       SOLE                    30248
Harris Corporation          COM                                322     7150 SH       SOLE                     7150
Home Depot                  COM                 437076102     9440   187639 SH       SOLE                   187639
Honeywell Intl              COM                 438516106      807    13221 SH       SOLE                    13221
Illinois Tool Works         COM                                638    11175 SH       SOLE                    11175
Int'l Business Machines     COM                 459200101     1501     7196 SH       SOLE                     7196
J.P. Morgan Chase           COM                 46625H100      286     6211 SH       SOLE                     6211
Johnson & Johnson           COM                 478160104    21886   331812 SH       SOLE                   331812
Kraft Foods Cl A            COM                               7892   207642 SH       SOLE                   207642
Lilly Eli & Company         COM                 532457108    14333   355960 SH       SOLE                   355960
Lowe's Companies            COM                 548661107     1353    43110 SH       SOLE                    43110
M&T Bank                    COM                               2750    31650 SH       SOLE                    31650
McDonalds Corp              COM                 580135101      258     2625 SH       SOLE                     2625
Medtronic Inc               COM                               1317    33615 SH       SOLE                    33615
Merck & Co                  COM                 589331107    21538   560881 SH       SOLE                   560881
MSCI Japan i Shares                                            223    21900 SH       SOLE                2    1900
Pepsico                     COM                 713448108     3714    55977 SH       SOLE                    55977
Philip Morris Int'l         COM                                522     5887 SH       SOLE                     5887
Procter & Gamble            COM                 742718109      954    14200 SH       SOLE                    14200
Tesco plc                   COM                                911    57625 SH       SOLE                    57625
Texas Citizens Bank         COM                                172    16200 SH       SOLE                    16200
Texas Instruments           COM                 882508104      295     8784 SH       SOLE                     8784
Total SA ADR                COM                 89151E109      224     4375 SH       SOLE                     4375
TriStar Gold                COM                                  7    19000 SH       SOLE                    19000
U S Bancorp                 COM                 902973304    10918   344630 SH       SOLE                   344630
USG Corp                    COM                 903293405    21356  1241645 SH       SOLE                  1241645
Vanguard 500 Index Fd                                          518     4834 SH       SOLE                     4834
Wal-Mart                    COM                 931142103     3984    65100 SH       SOLE                    65100
Wells Fargo & Co            COM                 949746101     9987   292538 SH       SOLE                   292538
Zimmer Holdings             COM                                568     8840 SH       SOLE                     8840